RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) GWh Bcf MMBbls	Dec. 31, 2017 MXN ($) GWh Bcf MMBbls	Dec. 31, 2017 USD ($)
Commodities | Power | Purchases
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	23,865	66,132
Commodities | Power | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	17,689	42,836
Commodities | Natural Gas | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	44	133
Commodities | Natural Gas | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	56	135
Commodities | Liquids | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	59	6
Commodities | Liquids | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	79	7
Foreign exchange
Derivative [Line Items]
Notional amount	$ 3,862	$ 100	$ 2,931
Interest rate
Derivative [Line Items]
Notional amount | $	$ 1,650		$ 2,300